RESTRICTED SHARE UNITS	12 Months Ended
Dec. 31, 2023
Restricted Stock Units [Abstract]
RESTRICTED SHARE UNITS	RESTRICTED SHARE UNITS
The Company operates a RSU scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Company. The RSU Scheme became effective on May 26, 2020 and, unless otherwise cancelled or amended, will remain in force. The RSU Scheme has a performance vesting condition and is subject to forfeiture if the participants cannot meet certain performance target set by the board of directors.
The movement in the number of RSUs outstanding for the year ended December 31, 2023, 2022 and 2021 was as follows:

	2023		2022		2021
	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU
	US$ per unit	’000	US$ per unit	’000	US$ per unit	’000
Outstanding at January 1	18.3704	3,386	15.1808	2,601	15.3409	1,113
Granted during the year	29.6040	3,429	20.5695	2,200	15.0120	2,133
Vested during the year	17.7836	(1,455)	15.1354	(915)	15.2420	(349)
Forfeited during the year	21.5612	(411)	17.3746	(500)	14.4913	(296)
Outstanding at December 31	26.0613	4,949	18.3704	3,386	15.1808	2,601
The fair value of the awarded shares was calculated based on the market price of the Company’s shares at the respective grant date.
For the year ended December 31, 2023, the fair value of the RSUs granted during the period was $101.5 million ($29.604 each), of which the Company recognized RSU expense of $36.3 million.
For the year ended December 31, 2022, the fair value of the RSUs granted during the period was $45.3 million ($20.570 each), of which the Company recognized RSU expense of $23.6 million.
For the year ended December 31, 2021, the fair value of the RSUs granted during the period was $32.0 million ($15.012 each), of which the Company recognized RSU expense of $17.8 million.
As at December 31, 2023, the Company had 4,948,956 RSUs outstanding under the RSU Scheme, which represented approximately 1.4% of the Company's ordinary shares in issue as at that date.